Segment Information	6 Months Ended
Jun. 30, 2011
Segment Information
Segment Information

(Expressed in thousands of United States Dollars – except for share and per share data, unless otherwise stated)

14. Segment information:

The Company has three reportable segments of which it derives its revenues from: Drybulk Carrier, Tanker and Drilling Rig segments. The reportable segments reflect the internal organization of the Company and are a strategic business that offers different products and services. The Drybulk business segment consists of transportation and handling of Drybulk cargoes through ownership and trading of vessels. The Drilling Rig business segment consists of trading of the drilling rigs through ownership and trading of such drilling rigs. The Tanker business segment consists of vessels for the transportation of crude and refined petroleum cargoes.

The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company's consolidated financial statements.

The Company measures segment performance based on net income. Summarized financial information concerning each of the Company's reportable segments is as follows:

	Drybulk Segment		Tanker Segment		Drilling Rigs Segment		TOTAL
	As of and for the six-month period ended June 30,		As of and for the six-month period ended June 30,		As of and for the six-month period ended June 30,		As of and for the six-month period ended June 30,
	2010 (as restated)	2011	2010 (as restated)	2011	2010 (as restated)	2011	2010 (as restated)	2011

Revenues from external customers (comparable period restated)	$229,169	$190,128	$0	$5,348	$189,228	$235,955	$418,397	$431,431
Income tax expense	0	0	0	0	(11,938)	(9,778)	(11,938)	(9,778)
Net income/(loss) (comparable period restated)	$(6,228)	$(96,665)	$0	$(563)	$38,968	$11,415	$32,740	$(85,813)

	31-Dec-10	30-Jun-11	31-Dec-10	30-Jun-11	31-Dec-10	30-Jun-11	31-Dec-10	30-Jun-11
Total assets	$2,470,323	$2,177,633	$124,266	$319,435	$4,389,905	$5,370,408	$6,984,494	$7,867,476